Share-Based Compensation - Summary of Fair Value Inputs for Options (Details) - Stock options	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.30%
Expected term (years)	5 years 6 months
Expected volatility	36.50%
Fair value of common stock in (dollars per share)	$ 6.43
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.40%
Expected term (years)	6 years
Expected volatility	42.50%
Fair value of common stock in (dollars per share)	$ 6.95